Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Estimated Fair Value and Carrying Amount of Financial Instruments

The following table summarizes the estimated fair value and carrying amount of our financial instruments:

			December 31, 2014		December 31, 2013
	Fair value hierarchy(1)		Carrying amount	Estimated fair value	Carrying amount	Estimated fair value

Assets:
Notes hedges	2		203	203	—	—
Other financial assets	2		44	44	18	18
Derivative instruments-assets	2		2	2	1	1

Liabilities:
Short-term debt	2		(12)	(12)	(31)	(31)
Short-term debt (bonds)	2	(1)	(8)	(8)	(9)	(9)
Long-term debt (bonds)	2	(1)	(3,031)	(3,079)	(3,124)	(3,181)
2019 Cash Convertible Senior Notes	2		(945)	(1,176)	—	—
Other long-term debt	2		(3)	(3)	(157)	(157)
Notes Embedded Conversion Derivative	2		(203)	(203)	—	—
Warrants	2		(136)	(136)	—	—
Derivative instruments-liabilities	2		(4)	(4)	(6)	(6)

(1)	Transfers between the levels of fair value hierarchy are recognized when a change in circumstances would require it. Short-term and long-term debt (bonds) was transferred to level 2 from level 1 as the Company concluded the inputs had become less observable.